SCHEDULE OF LOANS RECOGNIZED AS A RESULT OF PAYMENTS UNDER GUARANTEES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Mar. 31, 2024
Financing Receivable, Past Due [Line Items]
Loans recognized as a result of payments under guarantees	¥ 7,710	¥ 7,995
Loan Recognized as Result of Payment Under Guarantee [Member]
Financing Receivable, Past Due [Line Items]
Loans recognized as a result of payments under guarantees	7,710	7,995
Financing Receivable Over Twelve Months Past Due [Member] | Loan Recognized as Result of Payment Under Guarantee [Member]
Financing Receivable, Past Due [Line Items]
Loans recognized as a result of payments under guarantees	¥ 7,710	¥ 7,995